Supplemental guarantor financial information (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Condensed Consolidated Income Statement

Condensed Consolidating Income Statement

For the year ended 30 June 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	304	—	—	7 823	—	19 735	(1 310)	26 552
Cost of sales	(207)	—	—	(3 685)	—	(7 556)	1 310	(10 138)

Gross profit	97	—	—	4 138	—	12 179	—	16 414
Distribution expenses	(15)	—	—	(557)	—	(2 195)	—	(2 767)
Sales and marketing expenses	(77)	—	—	(1 005)	—	(2 521)	—	(3 603)
Administrative expenses	(153)	—	—	(334)	12	(1 413)	—	(1 888)
Other operating income/(expenses)	125	538	—	(583)	(1)	210	—	288

Profit from operations	(23)	538	—	1 659	11	6 260	—	8 445
Net finance cost	(264)	(1 033)	84	(484)	103	1 395	—	(199)
Share of result of associates	—	—	—	(3)	—	65	—	62
Profit before tax	(287)	(495)	84	1 172	114	7 720	—	8 308
Income tax expense	—	102	(6)	(373)	(2)	(1 387)	—	(1 666)
Profit	(287)	(393)	78	799	112	6 333	—	6 642
After-tax income from subsidiaries	6 342	418	—	216	528	4 017	(11 519)	—
Profit of the period	6 055	25	78	1 015	640	10 350	(11 519)	6 642
Profit of the period attributable to:
Equity holders of AB InBev	6 055	25	78	1 015	640	9 763	(11 519)	6 055
Non-controlling interest	—	—	—	—	—	587	—	587

For the year ended 30 June 2018 (Restated) Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	268	—	—	7 694	—	20 348	(1 223)	27 087
Cost of sales	(172)	—	—	(3 615)	—	(7 609)	1 231	(10 165)

Gross profit	96	—	—	4 079	—	12 739	8	16 922
Distribution expenses	(15)	—	—	(589)	—	(2 307)	—	(2 911)
Sales and marketing expenses	(113)	—	—	(1 008)	—	(3 008)	—	(4 129)
Administrative expenses	(121)	—	—	(286)	1	(1 393)	—	(1 799)
Other operating income/(expenses)	318	413	—	(618)	—	93	—	206

Profit from operations	165	413	—	1 578	1	6 124	8	8 289
Net finance cost	(101)	(1 703)	10	1 522	47	(3 147)	—	(3 372)
Share of result of associates	—	—	—	3	—	90	—	93
Profit before tax	64	(1 290)	10	3 103	48	3 067	8	5 010
Income tax expense	—	155	(3)	(425)	(1)	(1 138)	(8)	(1 420)
Profit	64	(1 135)	7	2 678	47	1 929	—	3 590
After-tax income from subsidiaries	2 890	2 060	—	168	443	1 779	(7 340)	—
Profit of the period	2 954	925	7	2 846	490	3 708	(7 340)	3 590
Profit of the period attributable to:
Equity holders of AB InBev	2 954	925	7	2 846	490	3 072	(7 340)	2 954
Non-controlling interest	—	—	—	—	—	636	—	636

Schedule of Condensed Consolidated Statement of Financial Position

Condensed Consolidating Statement of Financial Position

As at 30 June 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	32	—	—	5 081	—	22 404	—	27 517
Goodwill	—	—	—	33 348	—	101 404	—	134 752
Intangible assets	568	—	—	22 308	98	22 221	—	45 195
Investments in subsidiaries	125 971	86 873	—	31 099	26 522	161 538	(432 003)	—
Investments in associates and joint ventures	—	—	—	2	—	5 988	—	5 990
Deferred tax assets	—	143	—	—	—	1 820	(143)	1 820
Derivatives	—	—	—	—	66	24	—	91
Other non-current assets	14 022	18 883	16 271	21 066	9 830	27 721	(105 880)	1 913
	140 593	105 899	16 271	112 905	36 516	343 121	(538 026)	217 279
Current assets
Investment securities	—	—	—	—	—	87	—	87
Inventories	—	—	—	923	—	3 735	—	4 658
Derivatives	72	—	—	9	3 113	164	(3 127)	231
Trade and other receivables	7 280	4 087	805	7 369	647	13 231	(26 874)	6 546
Cash and cash equivalents	103	—	92	455	8 910	8 689	(10 070)	8 179
Assets classified as held for sale	—	—	—	—	—	51	—	51
Other current assets	—	88	—	—	—	307	(91)	304
	7 455	4 175	897	8 756	12 670	26 265	(40 162)	20 056
Total assets	148 048	110 074	17 168	121 661	49 186	369 385	(578 187)	237 335
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	70 233	55 774	618	75 904	26 247	273 460	(432 003)	70 233
Minority interest	—	—	—	—	—	7 898	—	7 898
	70 233	55 774	618	75 904	26 247	281 358	(432 003)	78 131
Non-current liabilities
Interest-bearing loans and borrowings	62 391	49 864	16 301	28 312	3 396	47 179	(105 771)	101 672
Employee benefits	5	—	—	998	—	1 571	—	2 574
Deferred tax liabilities	—	—	8	6 743	—	6 788	(143)	13 396
Derivatives	—	—	—	—	614	—	—	614
Other non-current liabilities	79	—	—	141	—	3 451	—	3 672
	62 476	49 864	16 309	36 194	4 010	58 990	(105 914)	121 928
Current liabilities
Interest-bearing loans and borrowings	6 543	3 656	—	6 547	13 896	5 115	(24 793)	10 964
Income tax payable	—	—	1	139	1	1 063	(90)	1 115
Derivatives	84	—	—	76	2 795	2 980	(3 128)	2 807
Trade and other payables	988	782	240	2 792	196	18 991	(2 189)	21 799
Other current liabilities	7 725	—	—	9	2 042	885	(10 072)	590
	15 340	4 438	241	9 564	18 930	29 034	(40 272)	37 276
Total equity and liabilities	148 048	110 074	17 168	121 661	49 186	369 385	(578 187)	237 335

As at 31 December 2018 (Restated) Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	45	—	—	5 235	—	22 335	—	27 615
Goodwill	—	—	—	33 226	—	100 085	—	133 311
Intangible assets	580	—	—	22 227	98	21 926	—	44 831
Investments in subsidiaries	123 108	86 239	—	30 594	24 622	170 568	(435 131)	—
Investments in associates and joint ventures	—	—	—	—	—	6 136	—	6 136
Deferred tax assets	—	130	—	—	—	1 525	(138)	1 517
Derivatives	—	—	—	—	302	10	(21)	291
Other non-current assets	22 196	13 850	24 037	26 158	8 701	36 767	(129 823)	1 885
	145 929	100 219	24 037	117 440	33 723	359 352	(565 113)	215 587
Current assets
Investment securities	—	—	—	—	—	87	—	87
Inventories	—	—	—	819	—	3 415	—	4 234
Derivatives	—	—	—	25	5 399	464	(5 872)	16
Trade and other receivables	3 079	3 471	1 176	6 678	1 619	10 415	(20 063)	6 375
Cash and cash equivalents	1	3	28	581	6 094	8 481	(8 114)	7 074
Assets classified as held for sale	—	—	—	—	—	39	—	39
Other current assets	—	500	3	—	—	454	(501)	457
	3 080	3 974	1 207	8 103	13 112	23 355	(34 550)	18 281
Total assets	149 009	104 193	25 244	125 542	46 835	382 707	(599 663)	233 868
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	64 485	55 402	597	74 628	29 258	275 246	(435 131)	64 485
Minority interest	—	—	—	—	—	7 404	—	7 404
	64 485	55 402	597	74 628	29 258	282 650	(435 131)	71 890
Non-current liabilities
Interest-bearing loans and borrowings	72 743	46 552	24 042	33 348	3 314	56 618	(129 618)	106 997
Employee benefits	5	—	—	1 048	—	1 628	—	2 681
Deferred tax liabilities	—	—	8	6 692	—	6 601	(137)	13 165
Derivatives	—	—	—	—	788	—	(21)	766
Other non-current liabilities	81	—	—	150	—	3 312	—	3 544
	72 829	46 552	24 050	41 238	4 102	68 159	(129 776)	127 153
Current liabilities
Interest-bearing loans and borrowings	4 535	1 679	253	5 816	5 234	4 818	(17 752)	4 584
Income tax payable	—	—	—	474	3	1 243	(500)	1 220
Derivatives	482	—	—	131	5 563	5 272	(5 872)	5 575
Trade and other payables	1 228	562	342	3 211	65	19 674	(2 515)	22 568
Other current liabilities	5 450	—	—	42	2 612	893	(8 117)	880
	11 695	2 241	595	9 674	13 477	31 900	(34 756)	34 826
Total equity and liabilities	149 009	104 193	25 244	125 542	46 835	382 707	(599 663)	233 868

Schedule of Condensed Consolidated Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

For the year ended 30 June 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	6 055	25	78	1 015	640	10 350	(11 519)	6 642
Depreciation, amortization and impairment	84	—	—	395	—	1 820	—	2 299
Net finance cost	264	1 033	(84)	484	(103)	(1 395)	—	199
Income tax expense	—	(102)	6	373	2	1 387	—	1 666
Investment income	(6 342)	(418)	—	(216)	(528)	(4 017)	11 519	—
Other items	70	—	—	62	1	(150)	—	(17)
Cash flow from operating activities before changes in working capital and use of provisions	131	538	—	2 113	12	7 995	—	10 789
Working capital and provisions	7	809	—	(705)	(13)	(1 884)	(86)	(1 872)
Cash generated from operations	138	1 347	—	1 408	(1)	6 111	(86)	8 917
Interest paid, net	(385)	(1 314)	13	(174)	(88)	(249)	37	(2 160)
Dividends received	5 049	—	—	280	—	425	(5 617)	137
Income tax paid	—	—	(1)	(294)	(4)	(1 699)	—	(1 998)
CASH FLOW FROM OPERATING ACTIVITIES	4 802	33	12	1 220	(93)	4 588	(5 666)	4 896
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	2	—	—	33	—	195	—	230
Sale of subsidiaries, net of cash disposed of	—	—	—	6	—	86	—	92
Acquisition of subsidiaries, net of cash acquired	—	—	—	—	3	(345)	—	(342)
Acquisition of property, plant and equipment and of intangible assets	(88)	—	—	(161)	—	(1 480)	—	(1 729)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	—	2	—	2
Net proceeds from sale/(acquisition) of investment in short-term debt securities	—	—	—	—	—	(1)	—	(1)
Net proceeds from sale/(acquisition) of other assets	—	—	—	(3)	—	(4)	—	(7)
Net repayments/(payments) of loans granted	1 652	(5 252)	8 079	6 095	8 487	19 848	(38 909)	—
CASH FLOW FROM INVESTING ACTIVITIES	1 566	(5 252)	8 079	5 970	8 490	18 301	(38 909)	(1 755)
FINANCING ACTIVITIES
Intra-group capital reimbursements	—	—	—	(267)	—	267	—	—
Proceeds from borrowings	3 237	17 820	—	5 184	2 179	915	(7 324)	22 011
Payments on borrowings	(9 119)	(12 569)	(8 028)	(11 977)	(2 235)	(22 994)	46 322	(20 600)
Cash net finance (cost)/income other than interests	(274)	(36)	—	66	(34)	(461)	(45)	(784)
Payment on lease liabilities	—	—	—	(39)	—	(196)	—	(235)
Dividends paid	(2 266)	—	—	(286)	(5 049)	(405)	5 617	(2 389)
CASH FLOW FROM FINANCING ACTIVITIES	(8 422)	5 215	(8 028)	(7 319)	(5 139)	(22 874)	44 570	(1 997)
Net increase/(decrease) in cash and cash equivalents	(2 054)	(4)	63	(129)	3 258	15	(5)	1 144
Cash and cash equivalents less bank overdrafts at beginning of year	(5 445)	4	29	583	3 486	8 303	—	6 960
Effect of exchange rate fluctuations	(121)	—	—	—	126	(41)	8	(30)
Cash and cash equivalents less bank overdrafts at end of period	(7 620)	1	92	455	6 870	8 277	3	8 074

For the year ended 30 June 2018 (Restated) Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	2 955	925	7	2 846	490	3 707	(7 340)	3 590
Depreciation, amortization and impairment	77	—	—	418	—	1 840	—	2 335
Net finance cost	101	1 703	(10)	(1 522)	(47)	3 147	—	3 372
Income tax expense	—	(155)	3	425	1	1 138	(8)	1 420
Investment income	(2 891)	(2 060)	—	(168)	(443)	(1 778)	7 340	—
Other items	71	—	—	(13)	—	(163)	—	(105)
Cash flow from operating activities before changes in working capital and use of provisions	313	413	—	1 985	(1)	7 902	(8)	10 612
Working capital and provisions	(104)	815	—	(611)	(11)	(2 669)	8	(2 580)
Cash generated from operations	209	1 228	—	1 374	(12)	5 233	—	8 032
Interest paid, net	(297)	(1 502)	37	32	76	(653)	—	(2 307)
Dividends received	—	—	—	—	—	38	—	38
Income tax paid	—	—	(6)	(455)	(4)	(1 873)	—	(2 338)
CASH FLOW FROM OPERATING ACTIVITIES	(88)	(274)	31	951	60	2 745	—	3 425
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	11	—	144	—	155
Sale of subsidiaries, net of cash disposed of	—	—	—	—	—	(2)	—	(2)
Proceeds from SAB transaction-related divestitures	—	—	—	(1 236)	—	1 166	—	(70)
Taxes on SAB transaction-related divestitures	—	—	—	—	—	(330)	—	(330)
Acquisition of subsidiaries, net of cash acquired					—	(100)		(100)
Acquisition of property, plant and equipment and of intangible assets	(64)	—	—	(582)	—	(1 481)	—	(2 127)
Net of tax proceeds from the sale of assets held for sale	—	—	—	31	—	36	—	67
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1 300	—	—	—	—	(1)	—	1 299
Net proceeds from sale/(acquisition) of other assets	—	—	—	(17)	—	(52)	—	(69)
Net repayments/(payments) of loans granted	3 437	2 106	5 802	10 875	375	(22 210)	(458)	(73)
CASH FLOW FROM INVESTING ACTIVITIES	4 673	2 106	5 802	9 082	375	(22 830)	(458)	(1 250)
FINANCING ACTIVITIES
Intra-group capital reimbursements	(6)	—	—	—	—	6	—	—
Purchase of non-controlling interest	—	—	—	—	—	(930)	—	(930)
Proceeds from borrowings	8 396	7 414	—	1 504	251	46 765	(40 563)	23 767
Payments on borrowings	(10 995)	(8 901)	(5 737)	(12 260)	—	(25 311)	41 140	(22 064)
Cash net finance (cost)/income other than interests	183	—	—	(7)	132	(450)	(120)	(262)
Payment on lease liabilities	—	—	—	(28)	—	(194)	—	(222)
Dividends paid	(4 474)	—	—	—	—	(658)	—	(5 132)
CASH FLOW FROM FINANCING ACTIVITIES	(6 896)	(1 487)	(5 737)	(10 791)	383	19 228	457	(4 843)
Net increase/(decrease) in cash and cash equivalents	(2 311)	345	96	(758)	818	(857)	(1)	(2 668)
Cash and cash equivalents less bank overdrafts at beginning of year	(74)	242	9	1 872	530	7 776	—	10 355
Effect of exchange rate fluctuations	(353)	—	—	—	(51)	609	6	211
Cash and cash equivalents less bank overdrafts at end of period	(2 738)	587	105	1 114	1 297	7 528	5	7 898